Financial Assets and Liabilities - Summary of Borrowings (Details) $ in Thousands	12 Months Ended
Jun. 30, 2018 USD ($)
Non-current
Borrowing arrangements	$ 65,000
Less: transaction costs	(6,328)
Amortization of transaction costs	725
Borrowings	$ 59,397